DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

November 23, 2018

DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

Supplement to Current Summary Prospectus and Prospectus

At a meeting held on October 29, 2018, the fund's board approved a reduction in the annual rate of management fee payable to The Dreyfus Corporation, the fund's investment adviser, from .55% to .35% of the fund's average daily net assets, effective December 31, 2018 (the "Effective Date").  Accordingly, as of the Effective Date, the following information supersedes and replaces any contrary information contained in the section of the fund's summary prospectus and prospectus entitled "Fees and Expenses":

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - DREYFUS MUNICIPAL BOND OPPORTUNITY FUND	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DREYFUS MUNICIPAL BOND OPPORTUNITY FUND		Class A	Class C	Class I	Class Y	Class Z
Management fees	[1]	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) fees		none	0.75%	none	none	none
Other expenses (including shareholder services fees)		0.38%	0.40%	0.15%	0.15%	0.32%
Total annual fund operating expenses		0.73%	1.50%	0.50%	0.50%	0.67%
[1]	Restated to reflect current management fee.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five- and ten-year examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - DREYFUS MUNICIPAL BOND OPPORTUNITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	521	673	838	1,316
Class C	253	474	818	1,791
Class I	51	160	280	628
Class Y	51	160	280	628
Class Z	68	214	373	835

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - DREYFUS MUNICIPAL BOND OPPORTUNITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	521	673	838	1,316
Class C	153	474	818	1,791
Class I	51	160	280	628
Class Y	51	160	280	628
Class Z	68	214	373	835